LONG-TERM DEBT - Summary of aggregate maturities of debt - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2019 (for the remaining six months of the year)	$ 30,721
2020	122,884
2021	476,781
2022	60,000
2023	96,875
Thereafter	107,500
Total	$ 894,761	$ 646,688